SHORT TERM BANK CREDIT AND LONG TERM LOANS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010
Debt Instrument [Line Items]
Repayments of lLong-term debt	$ 883	$ 2,286		$ 776
TAT Technologies Ltd [Member] | Long-term loan Two [Member]
Debt Instrument [Line Items]
Total long-term loans	0	884	[1]	2,477
Interest rate, minimum				2.50%	[1]
Interest rate, maximum				3.50%	[1]
Interest rate spread						1.85%	3.50%
Debt instrument, variable interest reference rate						Libor	Libor
Maturity date range, start				Jan. 01, 2009	[1]
Maturity date range, end				Dec. 31, 2014	[1]
Original amount of debt instrument						1,250	5,000	6,250
Currency of loan				USD	[1]
Repayments of lLong-term debt		1,593
Prepaid amount of principal balance on long-term loan				3,775
TAT Technologies Ltd [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Line of credit, amount outstanding	$ 0	$ 26

[1]	Loans received by TAT from an Israeli bank in a total amount of $6,250 out of which $5,000 were received during year 2008 and additional $1,250 were received during year 2009. The loans amount was to be repaid in four annual installments commencing 2011. These loans bear quarterly interest of Libor + 3.5% and Libor + 1.85%, respectively. Through November, 2012 TAT prepaid $3,775, following which the remaining balance was $2,477. In September, 2011, TAT reached agreement with its lending bank to adjust certain financial covenants related to the said loans it was failing to meet at the time. On May 1, 2013, the Company made a payment of $1,593 in accordance with its payment schedule following which the remaining balance was $884. As of December 31, 2013 the Company met all financial covenants related to such loans (see also note 14(f)(2)).